Issued capital and reserves - Disclosure of Reconciliation of Treasury Shares (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure Of Treasury Shares [Line Items]
Equity balance as of beginning of the year			€ 70,324	€ 6,343
Vested RSA shares			(997)	(1,751)
Equity balance as of end of the year	€ 105,699	€ 17,598	€ 105,699	17,598
Other equity
Disclosure Of Treasury Shares [Line Items]
Increase decrease through acquisition of treasury shares as at vested RSA shares (in shares)	126,610		126,610
Acquisition of treasury shares as at Vested RSA shares	€ 1		€ 1
Other equity | Ordinary shares
Disclosure Of Treasury Shares [Line Items]
Equity balance as of beginning of the year			(108)	(114)
Vested RSA shares			€ 4	6
Increase decrease through acquisition of treasury shares as at vested RSA shares (in shares)	126,610		126,610
Acquisition of treasury shares as at Vested RSA shares	€ 1		€ 1
Equity balance as of end of the year	(105)	(108)	(105)	(108)
Other equity | Preference shares
Disclosure Of Treasury Shares [Line Items]
Equity balance as of beginning of the year			(3)	(3)
Equity balance as of end of the year	€ (3)	€ (3)	€ (3)	€ (3)
Other equity | Preference shares A
Disclosure Of Treasury Shares [Line Items]
Increase decrease through acquisition of treasury shares as at vested RSA shares (in shares)	0		0
Acquisition of treasury shares as at Vested RSA shares	€ 0		€ 0
Treasury shares
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	10,743,327	11,371,372	10,743,327	11,371,372
Equity balance as of beginning of the year	€ 111	€ (117)	€ 111	€ (117)
Vested RSA shares (in shares)	(423,234)	(628,045)	(423,234)	(628,045)
Vested RSA shares	€ (4)	€ 6	€ (4)	€ 6
Number of shares outstanding at end of period	10,446,703	10,743,327	10,446,703	10,743,327
Equity balance as of end of the year	€ 108	€ (111)	€ 108	€ (111)
Treasury shares | Ordinary shares
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	10,743,091	11,371,136	10,743,091	11,371,136
Equity balance as of beginning of the year	€ 108	€ (115)	€ 108	€ (115)
Vested RSA shares (in shares)	(423,234)	(628,045)	(423,234)	(628,045)
Vested RSA shares	€ (4)	€ 6	€ (4)	€ 6
Number of shares outstanding at end of period	10,446,467	10,743,091	10,446,467	10,743,091
Equity balance as of end of the year	€ 105	€ (109)	€ 105	€ (109)
Treasury shares | Preference shares A
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	236	236	236	236
Equity balance as of beginning of the year	€ 3	€ (2)	€ 3	€ (2)
Number of shares outstanding at end of period	236	236	236	236
Equity balance as of end of the year	€ 3	€ (2)	€ 3	€ (2)